Loss per share (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Notes and other explanatory information [abstract]
Net loss attributable to shareholders	$ (218)	$ (2,639)	$ (1,758)	$ (2,525)
Weighted average number of common shares for basic EPS(1)	293,920,641	290,792,725	293,040,937	289,148,445
Effect of dilutive stock options, warrants, restricted share units (“RSU”) and share awards
Weighted average number of common shares for diluted EPS(1)	293,920,641	290,792,725	293,040,937	289,148,445